Lease Operations - Leasee - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Cash outflow for lease	R$ 1,448
Leases renewed	661
Impairemnt for leases	R$ 0	R$ 0	R$ (175)